ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION") (Details 1) (USD $)	1 Months Ended	12 Months Ended
	May 13, 2013	Dec. 31, 2013
Exercise price	$ 7,097	$ 7,124
Dividend yield	0.00%	0.00%
Expected volatility	60.00%	50.00%
Risk-free interest	0.15%	0.10%
Expected life	1 year	4 months 24 days